Supplementary Oil And Gas Information (Standardized Measure Of Discounted Futue Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 29,595	$ 54,289	$ 54,963
Production costs	10,368	15,912	15,570
Development costs	6,996	13,613	12,510
Asset retirement obligation payments	2,331	2,359	2,481
Income taxes	555	3,514	3,886
Future net cash flows	9,345	18,891	20,516
Less 10% annual discount for estimated timing of cash flows	3,328	8,143	9,080
Discounted future net cash flows	6,017	10,748	11,436
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	15,471	27,731	25,535
Production costs	6,273	9,717	8,676
Development costs	3,424	6,424	4,971
Asset retirement obligation payments	1,693	1,762	1,876
Income taxes		784	920
Future net cash flows	4,081	9,044	9,092
Less 10% annual discount for estimated timing of cash flows	1,079	3,759	3,803
Discounted future net cash flows	3,002	5,285	5,289
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	14,124	26,558	29,428
Production costs	4,095	6,195	6,894
Development costs	3,572	7,189	7,539
Asset retirement obligation payments	638	597	605
Income taxes	555	2,730	2,966
Future net cash flows	5,264	9,847	11,424
Less 10% annual discount for estimated timing of cash flows	2,249	4,384	5,277
Discounted future net cash flows	$ 3,015	$ 5,463	$ 6,147